Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	February 2020
Payment Date	3/16/2020
Transaction Month	38
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,718,023,629.80	66,537		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$346,400,000.00	0.84%		February 15, 2018
Class A-2a Notes	$400,000,000.00	1.33%		December 15, 2019
Class A-2b Notes	$159,800,000.00	1.77825%	*	December 15, 2019
Class A-3 Notes	$451,500,000.00	1.67%		June 15, 2021
Class A-4 Notes	$135,500,000.00	1.92%		April 15, 2022
Class B Notes	$47,150,000.00	2.24%		June 15, 2022
Class C Notes	$31,440,000.00	2.41%		July 15, 2023
Total	$1,571,790,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$594,987.30

Principal:
Principal Collections	$14,629,872.72
Prepayments in Full	$4,849,617.39
Liquidation Proceeds	$172,177.15
Recoveries	$145,918.69
Sub Total	$19,797,585.95
Collections	$20,392,573.25

Purchase Amounts:
Purchase Amounts Related to Principal	$161,801.71
Purchase Amounts Related to Interest	$109.56
Sub Total	$161,911.27

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$20,554,484.52

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	February 2020
Payment Date	3/16/2020
Transaction Month	38
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$20,554,484.52
Servicing Fee	$272,141.66	$272,141.66	$0.00	$0.00	$20,282,342.86
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$20,282,342.86
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$20,282,342.86
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$20,282,342.86
Interest - Class A-3 Notes	$80,411.07	$80,411.07	$0.00	$0.00	$20,201,931.79
Interest - Class A-4 Notes	$216,800.00	$216,800.00	$0.00	$0.00	$19,985,131.79
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,985,131.79
Interest - Class B Notes	$88,013.33	$88,013.33	$0.00	$0.00	$19,897,118.46
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,897,118.46
Interest - Class C Notes	$63,142.00	$63,142.00	$0.00	$0.00	$19,833,976.46
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$19,833,976.46
Regular Principal Payment	$18,212,723.37	$18,212,723.37	$0.00	$0.00	$1,621,253.09
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,621,253.09
Residual Released to Depositor	$0.00	$1,621,253.09	$0.00	$0.00	$0.00
Total		$20,554,484.52

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$18,212,723.37
Total					$18,212,723.37
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$18,212,723.37	$40.34	$80,411.07	$0.18	$18,293,134.44	$40.52
Class A-4 Notes	$0.00	$0.00	$216,800.00	$1.60	$216,800.00	$1.60
Class B Notes	$0.00	$0.00	$88,013.33	$1.87	$88,013.33	$1.87
Class C Notes	$0.00	$0.00	$63,142.00	$2.01	$63,142.00	$2.01
Total	$18,212,723.37	$11.59	$448,366.40	$0.29	$18,661,089.77	$11.88

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	February 2020
Payment Date	3/16/2020
Transaction Month	38

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$57,780,412.52	0.1279743	$39,567,689.15	0.0876361
Class A-4 Notes	$135,500,000.00	1.0000000	$135,500,000.00	1.0000000
Class B Notes	$47,150,000.00	1.0000000	$47,150,000.00	1.0000000
Class C Notes	$31,440,000.00	1.0000000	$31,440,000.00	1.0000000
Total	$271,870,412.52	0.1729687	$253,657,689.15	0.1613814

Pool Information
Weighted Average APR	2.252%	2.252%
Weighted Average Remaining Term	25.50	24.71
Number of Receivables Outstanding	29,713	28,955
Pool Balance	$326,569,996.70	$306,594,565.28
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$303,306,152.21	$285,093,428.84
Pool Factor	0.1900847	0.1784577

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,590,118.15
Yield Supplement Overcollateralization Amount	$21,501,136.44
Targeted Overcollateralization Amount	$52,936,876.13
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$52,936,876.13

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,590,118.15
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,590,118.15
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,590,118.15

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	February 2020
Payment Date	3/16/2020
Transaction Month	38
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		61	$161,962.45
(Recoveries)		147	$145,918.69
Net Loss for Current Collection Period			$16,043.76
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0590%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.8787%
Second Prior Collection Period			0.6392%
Prior Collection Period			0.7696%
Current Collection Period			0.0608%
Four Month Average (Current and Prior Three Collection Periods)			0.5871%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,792	$15,329,525.40
(Cumulative Recoveries)			$2,808,080.09
Cumulative Net Loss for All Collection Periods			$12,521,445.31
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7288%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,042.60
Average Net Loss for Receivables that have experienced a Realized Loss			$3,302.07

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.50%	330	$4,584,807.20
61-90 Days Delinquent	0.15%	29	$470,298.58
91-120 Days Delinquent	0.10%	15	$313,391.00
Over 120 Days Delinquent	0.28%	43	$858,216.13
Total Delinquent Receivables	2.03%	417	$6,226,712.91

Repossession Inventory:
Repossessed in the Current Collection Period		19	$292,574.96
Total Repossessed Inventory		26	$456,345.76

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3430%
Prior Collection Period			0.3231%
Current Collection Period			0.3005%
Three Month Average			0.3222%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5355%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	February 2020
Payment Date	3/16/2020
Transaction Month	38

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer